Deconsolidation of subsidiary - Gain on the disposal (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	$ (73,727,463)	$ (67,144,672)
- EB Rental Ltd. deficit at disposal	(77,759,031)	$ (71,581,558)
Less: Goodwill attributable to EB Rental, Ltd.	$ (190,935)